Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (7,753)	$ (7,023)
Other comprehensive income (loss) before reclassifications	291	(2,273)
Amounts reclassified from accumulated other comprehensive loss	(505)	481
Other comprehensive income (loss)	(214)	(1,792)
Balance as of end of period	(7,967)	(8,815)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(627)	330
Other comprehensive income (loss) before reclassifications	1,689	(733)
Amounts reclassified from accumulated other comprehensive loss	(505)	386
Other comprehensive income (loss)	1,184	(347)
Balance as of end of period	557	(17)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(7,126)	(7,353)
Other comprehensive income (loss) before reclassifications	(1,398)	(1,540)
Amounts reclassified from accumulated other comprehensive loss		95
Other comprehensive income (loss)	(1,398)	(1,445)
Balance as of end of period	$ (8,524)	$ (8,798)